SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

18.  SEGMENT INFORMATION

The Company operates in a single reportable business segment which is comprised of the production of mono- and multi-crystalline silicon ingots, wafers, cells and related products and the subsequent assembly and marketing of solar modules, which are panels packed with interconnected solar cells that convert sunlight into electricity. The Company’s chief operating decision maker is the chief executive officer of the Company. The basis for attributing revenue from external customers to individual countries is the customers’ country of incorporation.

The following table summarizes the Company’s net revenues generated from different geographic locations:

	Years ended December 31,
	2009	2010	2011
	$	$	$
Europe:
- Germany	286,219,970	447,315,689	756,574,856
- Spain	101,849,024	404,130,517	271,071,071
- Italy	166,062,299	409,560,784	262,491,774
- Belgium	173,422,962	87,327,868	40,716,601
- Others	60,598,197	87,786,895	66,679,873
Europe Total	788,152,452	1,436,121,753	1,397,534,175
China	24,434,338	70,782,741	144,739,344
United States	13,238,207	262,300,116	440,298,709
Others	19,310,578	88,484,664	65,329,348
Total net revenues	845,135,575	1,857,689,274	2,047,901,576

The identifiable long-lived assets of the Company are substantially located in the PRC.